SIGNIFICANT ACCOUNTING POLICIES - Loans Held for Sale and Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Loans held for sale
Minimum period of past due for loans to be placed on non-accrual status	30 days
Revenue Recognition [Abstract]
Interest income from loans held for investment, excluding non-controlling interests	$ 77,278	$ 70,188
Interest income from non-controlling interest investment held by third parties	9,059	307
Interest income from loans held for investment	$ 86,337	$ 70,495	$ 37,600
ACRE
Loans held for sale
Number of loans held for sale | item	0	0
Revenue Recognition [Abstract]
Interest income from loans held for investment	$ 86,337	$ 70,495	$ 37,600
ACRE Capital
Loans held for sale
Holding period of mortgage loans held for sale	30 days